Supplementary Information to the Statements of Operations and Cash Flows	12 Months Ended
Mar. 31, 2012
Supplementary Information to the Statements of Operations and Cash Flows
(16)	Supplementary Information to the Statements of Operations and Cash Flows

Research and development costs, advertising costs, shipping and handling costs and depreciation charged to earnings for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Research and development costs	520,217	527,798	476,903
Advertising costs	137,942	156,894	150,866
Shipping and handling costs	153,345	145,315	129,114
Depreciation	259,135	284,244	251,839

Net foreign exchange gains included in other income for the years ended March 31, 2012 and 2011 are 4,658 million yen and 12,128 million yen, respectively. Net foreign exchange losses included in other deductions for the year ended March 31, 2010 are 3,486 million yen.

Shipping and handling costs are included in selling, general and administrative expenses in the consolidated statements of operations.

In fiscal 2012, 2011 and 2010, the Company sold, without recourse, trade receivables of 505,018 million yen, 554,243 million yen and 443,673 million yen to independent third parties for proceeds of 504,098 million yen, 553,130 million yen and 442,779 million yen, and recorded losses on the sale of trade receivables of 920 million yen, 1,113 million yen and 894 million yen, respectively. In fiscal 2012, 2011 and 2010, the Company sold, with recourse, trade receivables of 401,693 million yen, 402,359 million yen and 355,512 million yen to independent third parties for proceeds of 401,158 million yen, 401,979 million yen and 355,113 million yen, and recorded losses on the sale of trade receivables of 535 million yen, 380 million yen and 399 million yen, respectively. Those losses are mainly included in selling, general and administrative expenses. The Company is responsible for servicing most of the receivables. The amounts of trade receivables sold to independent third parties which have not been collected at March 31, 2012 and 2011 are 129,946 million yen and 153,550 million yen, respectively. Those receivables had been derecognized at March 31, 2012 and 2011. Included in trade notes receivable and trade accounts receivable at March 31, 2012 are amounts of 34,293 million yen without recourse and 33,200 million yen with recourse scheduled to be sold to independent third parties. The sale of trade receivables was accounted for under the provision of ASC 860, “Transfers and Servicing,” which provides accounting and reporting standards for transfer and servicing of financial assets and extinguishments of liabilities.

Net gain from insurance recovery related to the Great East Japan Earthquake included in other income for the year ended March 31, 2012 amounted to 5,706 million yen, which was net of loss of 9,721 million yen incurred due to the earthquake. Net loss related to the Great East Japan Earthquake included in other deductions for the year ended March 31, 2011 amounted to 9,160 million yen, which was net of insurance recovery from loss related to the earthquake of 15,430 million yen.

Net loss related to the flooding in Thailand included in other deductions for the year ended March 31, 2012 amounted to 2,513 million yen, which was net of insurance recovery from loss related to the flooding of 7,987 million yen.

Interest and income taxes paid, and noncash investing and financing activities for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Cash paid:
Interest	28,636	28,308	26,301
Income taxes	76,679	75,872	51,441
Noncash investing and financing activities:
Capital leases	6,668	5,777	37,505
Treasury stock transferred under share exchange	424,010	—	—